Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000933691
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jnlst
Document Creation Date	dei_DocumentCreationDate	Jul. 21, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 21, 2014
Prospectus Date	rr_ProspectusDate	Apr. 25, 2014
JNL/BLACKROCK COMMODITY SECURITIES STRATEGY FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the section entitled “Summary Overview of Each Fund” for the JNL/BlackRock Commodity Securities Strategy Fund, under “Performance,” please:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
•	Add the following paragraph after the second paragraph:

Effective July 1, 2014, the Dow Jones-UBS Commodity Index family, owned by UBS has been rebranded as the “Bloomberg Commodity Index Family.” Bloomberg LP replaced Dow Jones as the index administrator, and Bloomberg is now responsible for the methodology, calculation, distribution, and licensing. The rebranding does not in any way affect the investment objectives or principal investment strategies of the Fund, which remain unchanged, or the manner in which the Fund is managed.

•	Delete “Dow Jones-UBS Commodity Index” from the Average Annual Total Returns table and replace with “Bloomberg Commodity TR USD Index.”